Accumulated Other Comprehensive Income / (Loss) - Changes in AOCI by Component (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrealized Gain / (Loss) on cash flow hedges
AOCI - Balance, beginning of period	$ (651,896)
OCI before reclassifications	992,279	(795,052)
Amounts reclassified from AOCI	(424,533)	143,156	0
Net current-period OCI	567,746	(651,896)	0
AOCI - Balance, end of period	$ (84,150)	$ (651,896)